JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

February 3, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	World Funds Trust (the "Trust") (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the amendment to the Registration Statement on Form N-1A which was filed with the Securities and Exchange Commission on January 28, 2025 (Accession No. 0001839882-25-004401) for the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP